Long-Term Debt - Deferred Financing Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Long-Term Debt [Abstract]
Deferred financing costs	$ 333		$ 2,185
Amortization of deferred financing costs	$ 1,239	$ 2,257
Minsheng Financial Leasing [Member]
Long-Term Debt [Abstract]
Deferred financing costs		1,335
UBS Credit Facility [Member]
Long-Term Debt [Abstract]
Deferred financing costs		$ 850